Income Taxes (Details 2) - Deferred Tax Assets, Non Current [Member] - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets, non-current
Net operating loss carrying forward	$ 5,269,546	$ 2,115,514
Total deferred tax assets
Valuation allowance	(5,269,546)	(2,115,514)
Total